Information about Allowance for Credit Losses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 84,796		¥ 104,264		¥ 136,588
Provision (Reversal)		11,631		13,838		10,016
Charge-offs		(27,711)		(29,525)		(44,821)
Recoveries		1,918		1,409		1,633
Other		1,692	[1]	(5,190)	[2]	848	[3]
Ending balance		72,326		84,796		104,264
Allowance for Credit Losses, Individually Evaluated for Impairment		34,379		49,155		65,151
Allowance for Credit Losses, Not Individually Evaluated for Impairment		37,947		35,641		39,113
Financing receivables, Ending Balance		3,678,895		3,395,361		3,662,612
Financing receivables, Individually Evaluated for Impairment		101,034		135,824		212,740
Financing receivables, Not Individually Evaluated for Impairment		3,577,861		3,259,537		3,449,872
Consumer Loan
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		13,473		14,526		16,140
Provision (Reversal)		5,456		4,437		809
Charge-offs		(7,189)		(5,786)		(3,050)
Recoveries		835		290		281
Other		10	[1]	6	[2]	346	[3]
Ending balance		12,585		13,473		14,526
Allowance for Credit Losses, Individually Evaluated for Impairment		2,606		3,279		3,190
Allowance for Credit Losses, Not Individually Evaluated for Impairment		9,979		10,194		11,336
Financing receivables, Ending Balance		1,330,353		1,236,414		1,171,142
Financing receivables, Individually Evaluated for Impairment		11,993		11,796		10,861
Financing receivables, Not Individually Evaluated for Impairment		1,318,360		1,224,618		1,160,281
Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		9,047		16,717		23,505
Provision (Reversal)		(1,080)		2,381		(200)
Charge-offs		(53)		(3,590)		(7,384)
Recoveries		0		140		1
Other		234	[1]	(6,601)	[2]	795	[3]
Ending balance		8,148		9,047		16,717
Allowance for Credit Losses, Individually Evaluated for Impairment		7,751		8,534		14,620
Allowance for Credit Losses, Not Individually Evaluated for Impairment		397		513		2,097
Financing receivables, Ending Balance		124,768		174,204		568,957
Financing receivables, Individually Evaluated for Impairment		22,032		24,902		61,050
Financing receivables, Not Individually Evaluated for Impairment		102,736		149,302		507,907
Other loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		32,744		41,875		60,266
Provision (Reversal)		4,800		837		2,335
Charge-offs		(13,247)		(11,807)		(20,566)
Recoveries		593		798		988
Other		782	[1]	1,041	[2]	(1,148)	[3]
Ending balance		25,672		32,744		41,875
Allowance for Credit Losses, Individually Evaluated for Impairment		15,541		25,054		34,206
Allowance for Credit Losses, Not Individually Evaluated for Impairment		10,131		7,690		7,669
Financing receivables, Ending Balance		965,028		837,329		862,332
Financing receivables, Individually Evaluated for Impairment		51,793		76,051		111,722
Financing receivables, Not Individually Evaluated for Impairment		913,235		761,278		750,610
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]	14,148		15,316		19,825
Provision (Reversal)	[4]	(690)		2,532		4,649
Charge-offs	[4]	(3,390)		(3,921)		(9,412)
Recoveries	[4]	432		111		0
Other	[4],[5]	217	[1]	110	[2]	254	[3]
Ending balance	[4]	10,717		14,148		15,316
Allowance for Credit Losses, Individually Evaluated for Impairment	[4]	8,481		12,288		13,135
Allowance for Credit Losses, Not Individually Evaluated for Impairment	[4]	2,236		1,860		2,181
Financing receivables, Ending Balance	[4]	42,292		53,341		70,801
Financing receivables, Individually Evaluated for Impairment	[4]	15,216		23,075		29,107
Financing receivables, Not Individually Evaluated for Impairment	[4]	27,076		30,266		41,694
Direct Financing Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		15,384		15,830		16,852
Provision (Reversal)		3,145		3,651		2,423
Charge-offs		(3,832)		(4,421)		(4,409)
Recoveries		58		70		363
Other		449	[1]	254	[2]	601	[3]
Ending balance		15,204		15,384		15,830
Allowance for Credit Losses, Individually Evaluated for Impairment		0		0		0
Allowance for Credit Losses, Not Individually Evaluated for Impairment		15,204		15,384		15,830
Financing receivables, Ending Balance		1,216,454		1,094,073		989,380
Financing receivables, Individually Evaluated for Impairment		0		0		0
Financing receivables, Not Individually Evaluated for Impairment		¥ 1,216,454		¥ 1,094,073		¥ 989,380

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[5]	Other includes foreign currency translation adjustments.